As filed with the Securities and Exchange Commission on August 19, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.88%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$579,849,027
Number of Portfolio Holdings	82
Portfolio Turnover Rate	132%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Monolithic Power Systems, Inc.	3.2%
Teradyne, Inc.	3.1%
Comfort Systems USA, Inc.	2.9%
Targa Resources Corp.	2.7%
Cloudflare, Inc. Class A	2.5%
Datadog, Inc. Class A	2.5%
Lumentum Holdings, Inc.	2.3%
Rocket Lab Corp.	1.9%
Microchip Technology, Inc.	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.3%
Industrials	23.0%
Health Care	13.3%
Consumer Discretionary	11.3%
Energy	4.6%
Financials	4.6%
Communication Services	3.6%
Consumer Staples	2.7%
Short-Term Investments	4.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0339 08/26

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$58	1.10%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$579,849,027
Number of Portfolio Holdings	82
Portfolio Turnover Rate	132%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Monolithic Power Systems, Inc.	3.2%
Teradyne, Inc.	3.1%
Comfort Systems USA, Inc.	2.9%
Targa Resources Corp.	2.7%
Cloudflare, Inc. Class A	2.5%
Datadog, Inc. Class A	2.5%
Lumentum Holdings, Inc.	2.3%
Rocket Lab Corp.	1.9%
Microchip Technology, Inc.	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.3%
Industrials	23.0%
Health Care	13.3%
Consumer Discretionary	11.3%
Energy	4.6%
Financials	4.6%
Communication Services	3.6%
Consumer Staples	2.7%
Short-Term Investments	4.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0340 08/26

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$112,806,500
Number of Portfolio Holdings	66
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Intel Corp.	3.5%
Ryan Specialty Holdings, Inc.	2.6%
Arcosa, Inc.	2.5%
Huntington Bancshares, Inc.	2.4%
IPG Photonics Corp.	2.4%
Coherent Corp.	2.4%
Teledyne Technologies, Inc.	2.3%
Williams Cos., Inc.	2.3%
Lionsgate Studios Corp.	2.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.6%
Industrials	18.3%
Consumer Discretionary	9.8%
Financials	9.0%
Utilities	8.0%
Health Care	7.7%
Energy	4.7%
Real Estate	4.2%
Communication Services	3.5%
Consumer Staples	2.9%
Materials	1.0%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0343 08/26

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$59	1.10%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$112,806,500
Number of Portfolio Holdings	66
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Intel Corp.	3.5%
Ryan Specialty Holdings, Inc.	2.6%
Arcosa, Inc.	2.5%
Huntington Bancshares, Inc.	2.4%
IPG Photonics Corp.	2.4%
Coherent Corp.	2.4%
Teledyne Technologies, Inc.	2.3%
Williams Cos., Inc.	2.3%
Lionsgate Studios Corp.	2.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.6%
Industrials	18.3%
Consumer Discretionary	9.8%
Financials	9.0%
Utilities	8.0%
Health Care	7.7%
Energy	4.7%
Real Estate	4.2%
Communication Services	3.5%
Consumer Staples	2.9%
Materials	1.0%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0344 08/26

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.86%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$977,095,567
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	12.3%
Amazon.com, Inc.	9.5%
Applied Materials, Inc.	9.1%
Space Exploration Technologies Corp.	6.8%
Interactive Brokers Group, Inc. Class A	5.3%
Berkshire Hathaway, Inc. Class B	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	3.6%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	29.7%
Communication Services	19.9%
Financials	17.9%
Consumer Discretionary	13.1%
Health Care	9.2%
Industrials	7.2%
Consumer Staples	1.4%
Energy	1.2%
Materials	0.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0320 08/26

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$59	1.12%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$977,095,567
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	12.3%
Amazon.com, Inc.	9.5%
Applied Materials, Inc.	9.1%
Space Exploration Technologies Corp.	6.8%
Interactive Brokers Group, Inc. Class A	5.3%
Berkshire Hathaway, Inc. Class B	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	3.6%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	29.7%
Communication Services	19.9%
Financials	17.9%
Consumer Discretionary	13.1%
Health Care	9.2%
Industrials	7.2%
Consumer Staples	1.4%
Energy	1.2%
Materials	0.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0348 08/26

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.93%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$79,181,839
Number of Portfolio Holdings	542
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Federal Home Loan Mortgage Corp.	7.0%
Federal National Mortgage Association	6.4%
Federal National Mortgage Association Connecticut Avenue Securities	3.9%
State Street Institutional U.S. Government Money Market Fund	3.8%
Trestles CLO Ltd.	3.1%
BX Trust	2.0%
RR Ltd.	1.8%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.7%
Goldman Sachs Group, Inc.	1.7%
Government National Mortgage Association	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	36.3%
Mortgage-Backed Securities	35.4%
Asset-Backed Securities	19.4%
Loan Assignments	2.2%
Municipal Notes	1.5%
Short-Term Investments	3.8%
Other Assets Less Liabilities	1.4%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0346 08/26

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman

Advisers Management Trust
I Class Shares • S Class Shares
Mid Cap Growth Portfolio

Semi-Annual Financial Statements and Other Information
June 30, 2026

B0736 08/26

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

1

Legend June 30, 2026 (Unaudited)

Mid Cap Growth Portfolio
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

2

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  June 30, 2026

Number of Shares		Value
Common Stocks 99.3%
Aerospace & Defense 6.9%
21,842	BWX Technologies, Inc.	$4,251,545
6,256	Curtiss-Wright Corp.	4,740,547
31,437	FTAI Aviation Ltd.	8,504,652
15,500	HEICO Corp.	5,520,945
20,984	Howmet Aerospace, Inc.	5,641,758
113,610	Rocket Lab Corp.	11,548,456 *
		40,207,903
Biotechnology 6.7%
10,726	Alnylam Pharmaceuticals, Inc.	3,228,848 *
18,310	Ascendis Pharma AS	4,883,643 *
64,865	Bridgebio Pharma, Inc.	4,831,145 *
63,706	Insmed, Inc.	6,792,334 *
75,476	Ionis Pharmaceuticals, Inc.	5,984,492 *
38,009	Natera, Inc.	10,317,543 *
8,845	Praxis Precision Medicines, Inc.	2,961,218 *
		38,999,223
Capital Markets 3.0%
39,863	Bank of New York Mellon Corp.	5,764,588
20,999	Evercore, Inc. Class A	7,169,899
45,889	Robinhood Markets, Inc. Class A	4,601,749 *
		17,536,236
Communications Equipment 4.2%
31,383	Applied Optoelectronics, Inc.	4,649,705 *
12,078	Ciena Corp.	5,924,984 *
16,357	Lumentum Holdings, Inc.	14,035,287 *
		24,609,976
Construction & Engineering 6.0%
120,834	API Group Corp.	5,117,320 *
8,757	Comfort Systems USA, Inc.	17,355,936
7,922	Quanta Services, Inc.	5,704,157
8,100	Sterling Infrastructure, Inc.	6,798,816 *
		34,976,229
Consumer Staples Distribution & Retail 2.8%
9,993	Casey's General Stores, Inc.	7,942,336
78,859	U.S. Foods Holding Corp.	8,063,333 *
		16,005,669
Diversified Telecommunication Services 1.4%
87,796	AST SpaceMobile, Inc.(a)	7,801,553 *
Number of Shares		Value
Electrical Equipment 4.2%
21,122	AMETEK, Inc.	$5,110,257
20,140	Generac Holdings, Inc.	5,897,193 *
35,228	Nextpower, Inc. Class A	4,197,064 *
26,600	nVent Electric PLC	4,511,626
13,191	Vertiv Holdings Co. Class A	4,416,611
		24,132,751
Electronic Equipment, Instruments & Components 6.8%
24,892	Celestica, Inc.	9,080,602 *
20,523	Coherent Corp.	8,095,708 *
39,265	Corning, Inc.	10,029,459
11,127	Fabrinet	6,254,264 *
16,206	Keysight Technologies, Inc.	5,673,234 *
		39,133,267
Energy Equipment & Services 0.6%
54,575	TechnipFMC PLC	3,618,323
Entertainment 1.5%
47,201	Live Nation Entertainment, Inc.	8,642,975 *
Financial Services 1.7%
123,679	Affirm Holdings, Inc.	10,086,022 *
Ground Transportation 0.6%
17,885	XPO, Inc.	3,671,612 *
Health Care Equipment & Supplies 2.8%
120,006	Dexcom, Inc.	8,082,404 *
15,312	IDEXX Laboratories, Inc.	8,060,849 *
		16,143,253
Health Care Providers & Services 2.3%
36,702	Cencora, Inc.	10,385,932
43,344	RadNet, Inc.	2,673,024 *
		13,058,956
Hotels, Restaurants & Leisure 7.4%
52,003	Cava Group, Inc.	4,081,195 *
27,861	Darden Restaurants, Inc.	5,739,645
21,889	Expedia Group, Inc.	5,600,957
19,332	Hilton Worldwide Holdings, Inc.	6,388,453
81,900	Life Time Group Holdings, Inc.	3,344,796 *
30,453	Royal Caribbean Cruises Ltd.	9,669,741
75,534	Viking Holdings Ltd.	7,906,144 *
		42,730,931

See Notes to Financial Statements

3

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)

Number of Shares		Value
Interactive Media & Services 0.9%
29,447	Reddit, Inc. Class A	$5,111,410 *
IT Services 5.3%
62,038	Cloudflare, Inc. Class A	15,216,681 *
25,908	DigitalOcean Holdings, Inc.	4,068,333 *
31,484	Snowflake, Inc.	8,012,678 *
17,821	Twilio, Inc. Class A	3,677,007 *
30,974,699
Life Sciences Tools & Services 1.3%
19,494	Waters Corp.	7,311,030 *
Oil, Gas & Consumable Fuels 4.2%
34,807	Cameco Corp.	3,545,441
60,406	Targa Resources Corp.	16,197,265
10,557	Texas Pacific Land Corp.	4,620,165
24,362,871
Pharmaceuticals 0.8%
18,991	Axsome Therapeutics, Inc.	4,648,427 *
Professional Services 1.0%
57,937	UL Solutions, Inc. Class A	5,901,463
Semiconductors & Semiconductor Equipment 13.3%
41,208	Lattice Semiconductor Corp.	6,303,176 *
10,624	MACOM Technology Solutions Holdings, Inc.	4,041,051 *
121,525	Microchip Technology, Inc.	11,083,080
14,056	Monolithic Power Systems, Inc.	19,430,452
55,640	Rambus, Inc.	7,385,653 *
13,628	SiTime Corp.	10,160,492 *
38,743	Teradyne, Inc.	18,745,413
77,149,317
Software 4.0%
58,314	Datadog, Inc. Class A	15,182,633 *
24,802	Hut 8 Corp.	2,863,267 *
51,996	IREN Ltd.	2,377,777 *
111,611	Terawulf, Inc.	2,756,792 *
23,180,469
Number of Shares		Value
Specialty Retail 2.8%
26,110	Burlington Stores, Inc.	$8,271,648 *
37,839	Ross Stores, Inc.	8,054,031
		16,325,679
Textiles, Apparel & Luxury Goods 1.6%
63,576	Tapestry, Inc.	9,306,255
Trading Companies & Distributors 5.2%
228,275	Fastenal Co.	10,964,048
172,497	QXO, Inc.	2,980,748 *
5,000	United Rentals, Inc.	5,664,450
7,700	W.W. Grainger, Inc.	10,475,080
		30,084,326

Total Common Stocks (Cost $524,142,003)		575,710,825

Short-Term Investments 4.8%
Investment Companies 4.8%
25,856,130	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(b)	25,856,130
2,135,591	State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%(b)(c)	2,135,591
Total Short-Term Investments (Cost $27,991,721)		27,991,721
Total Investments 104.1% (Cost $552,133,724)		603,702,546
Liabilities Less Other Assets (4.1)%		(23,853,519)
Net Assets 100.0%		$579,849,027

*	Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026. Total value of all such securities at June 30,
2026 amounted to $5,460,054, collateralized by cash collateral of $2,135,591 and non-cash
(U.S. Treasury Securities) collateral of $3,388,820 for the Fund (see Note A of the Notes to Financial
Statements).

See Notes to Financial Statements

4

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)

(b)	Represents 7-day effective yield as of June 30, 2026.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$575,710,825	$—	$—	$575,710,825
Short-Term Investments	—	27,991,721	—	27,991,721
Total Investments	$575,710,825	$27,991,721	$—	$603,702,546

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

5

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio
June 30, 2026
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$603,702,546
Dividends and interest receivable	138,032
Receivable for securities sold	12,168,340
Receivable for Fund shares sold	26,198
Receivable for securities lending income (Note A)	798
Prepaid expenses and other assets	14,557
Total Assets	616,050,471
Liabilities
Payable to investment manager (Note B)	249,694
Payable for securities purchased	33,054,088
Payable for Fund shares redeemed	441,332
Payable to administrator—net (Note B)	207,149
Payable to trustees	15,336
Payable for cash collateral on loaned securities (Note A)	2,135,591
Other accrued expenses and payables	98,254
Total Liabilities	36,201,444
Net Assets	$579,849,027
Net Assets consist of:
Paid-in capital	$362,343,048
Total distributable earnings/(losses)	217,505,979
Net Assets	$579,849,027
Net Assets
Class I	$147,174,277
Class S	432,674,750
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,531,193
Class S	16,095,962
Net Asset Value, offering and redemption price per share
Class I	$32.48
Class S	26.88
†Securities on loan, at value:
Unaffiliated issuers	$5,460,054
*Cost of Investments:
(a) Unaffiliated issuers	$552,133,724

See Notes to Financial Statements

6

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio
For the Six Months Ended June 30, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,027,440
Interest income—unaffiliated issuers	220,362
Income from securities loaned—net	12,721
Total income	$1,260,523
Expenses:
Investment management fees (Note B)	1,450,193
Administration fees (Note B):
Class I	204,111
Class S	610,228
Distribution fees (Note B):
Class S	508,523
Shareholder servicing agent fees:
Class I	2,898
Class S	2,127
Audit fees	20,606
Custodian and accounting fees	31,657
Insurance	7,860
Legal fees	42,860
Shareholder reports	3,856
Trustees' fees and expenses	30,992
Interest	274
Miscellaneous and other fees	16,603
Total expenses	2,932,788
Expenses reimbursed by Management (Note B)	(91,134)
Total net expenses	2,841,654
Net investment income/(loss)	$(1,581,131)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	45,896,254
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	18,483,525
Net gain/(loss) on investments	64,379,779
Net increase/(decrease) in net assets resulting from operations	$62,798,648

See Notes to Financial Statements

7

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP GROWTH PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,581,131)	$(3,164,441)
Net realized gain/(loss) on investments	45,896,254	125,986,743
Change in net unrealized appreciation/(depreciation) of investments	18,483,525	(91,895,368)
Net increase/(decrease) in net assets resulting from operations	62,798,648	30,926,934
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(17,322,809)
Class S	—	(61,033,903)
Total distributions to shareholders	—	(78,356,712)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	3,807,521	13,685,372
Class S	5,632,835	20,719,278
Proceeds from reinvestment of dividends and distributions:
Class I	—	17,322,808
Class S	—	61,033,904
Payments for shares redeemed:
Class I	(6,246,292)	(36,526,988)
Class S	(20,936,026)	(44,955,143)
Net increase/(decrease) from Fund share transactions	(17,741,962)	31,279,231
Net Increase/(Decrease) in Net Assets	45,056,686	(16,150,547)
Net Assets:
Beginning of period	534,792,341	550,942,888
End of period	$579,849,027	$534,792,341

See Notes to Financial Statements

8

Notes to Financial Statements Mid Cap Growth Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the

9

NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2026, was $5,761.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC")

10

by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2026 was $553,918,670. The estimated gross unrealized appreciation was $67,191,946 and estimated gross unrealized depreciation was $17,408,070 resulting in net unrealized appreciation in value of investments of $49,783,876 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$23,952,549	$—	$54,404,163	$33,275,328	$78,356,712	$33,275,328

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$59,855,521	$63,344,900	$31,506,910	$—	$—	$154,707,331
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

11

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2025, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is

12

denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of June 30, 2026, the Fund had outstanding loans of securities to certain approved brokers, with a value of $5,460,054, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$5,524,411	$—	$—	$—	$5,524,411
Total Borrowings	$5,524,411	$—	$—	$—	$5,524,411

(a)	Amounts represent the payable for collateral received for loaned securities. See the footnote following the Fund's Schedule of Investments.
12
Offsetting assets and liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar

13

agreement. The Fund’s securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund’s securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2026.
Description	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities lending	$5,460,054	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$5,460,054	$—	$(5,460,054)	$—	$—	$—	$—	$—
Total	$5,460,054	$—	$(5,460,054)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of June 30, 2026, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of June 30, 2026.

13
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

14
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

15
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund’s CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

14

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2026, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2026, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025	2026
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Class I	0.85%(b)	12/31/29	$—	$—	$—	$10,368
Class S	1.10%	12/31/29	240,209	165,528	152,080	80,766

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)	Prior to May 1, 2026, the contractual expense limitation was 1.00%.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales

15

commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2026, there were purchase and sale transactions of long-term securities of $706,294,133 and $721,724,828, respectively.
During the six months ended June 30, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2026, and for the year ended December 31, 2025, was as follows:

	For the Six Months Ended June 30, 2026				For the Year Ended December 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	128,106	—	(208,390)	(80,284)	428,963	554,862	(1,089,379)	(105,554)
Class S	229,582	—	(832,121)	(602,539)	798,249	2,358,342	(1,612,023)	1,544,568
Note E—Line of Credit:
At June 30, 2026, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2026. During the six months ended June 30, 2026, the Fund did not utilize the Credit Facility.

16

Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

17

Financial Highlights

Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.99	$31.28	$26.63	$22.54	$40.34	$39.80
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.06)	(0.13)	(0.10)	(0.05)	(0.08)	(0.24)
Net Gains or Losses on Securities (both realized and unrealized)	3.55	2.14	6.46	4.14	(11.90)	5.48
Total From Investment Operations	3.49	2.01	6.36	4.09	(11.98)	5.24
Less Distributions From:
Net Realized Capital Gains	—	(4.30)	(1.71)	—	(5.82)	(4.70)
Net Asset Value, End of Period	$32.48	$28.99	$31.28	$26.63	$22.54	$40.34
Total Return[b,c]	12.04%[d]	5.45%	24.02%	18.15%	(28.73)%	12.99%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$147.2	$133.7	$147.6	$131.3	$115.0	$165.7
Ratio of Gross Expenses to Average Net Assets[e]	0.90%[f]	0.89%	0.90%	0.92%	0.96%	0.89%
Ratio of Net Expenses to Average Net Assets	0.88%[f]	0.89%	0.90%	0.92%	0.96%	0.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.42)%[f]	(0.41)%	(0.34)%	(0.20)%	(0.27)%	(0.56)%
Portfolio Turnover Rate	132%[d]	159%	96%	105%	60%	47%

See Notes to Financial Highlights

18

Financial Highlights (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.02	$26.62	$22.92	$19.43	$36.02	$36.06
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.08)	(0.17)	(0.14)	(0.08)	(0.11)	(0.30)
Net Gains or Losses on Securities (both realized and unrealized)	2.94	1.87	5.55	3.57	(10.66)	4.96
Total From Investment Operations	2.86	1.70	5.41	3.49	(10.77)	4.66
Less Distributions From:
Net Realized Capital Gains	—	(4.30)	(1.71)	—	(5.82)	(4.70)
Net Asset Value, End of Period	$26.88	$24.02	$26.62	$22.92	$19.43	$36.02
Total Return[b,c]	11.91%[d]	5.23%	23.76%	17.96%	(28.83)%	12.72%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$432.7	$401.1	$403.4	$374.4	$344.7	$497.6
Ratio of Gross Expenses to Average Net Assets[e]	1.14%[f]	1.14%	1.14%	1.17%	1.21%	1.14%
Ratio of Net Expenses to Average Net Assets	1.10%[f]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.64)%[f]	(0.62)%	(0.54)%	(0.37)%	(0.41)%	(0.77)%
Portfolio Turnover Rate	132%[d]	159%	96%	105%	60%	47%

See Notes to Financial Highlights

19

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the
Fund’s total returns for the six months ended June 30, 2026. The class action proceeds received in
2025, 2024, 2023, 2022, and 2021 had no impact on the Fund’s total returns for the years ended
December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.

20

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
No board consideration of the management agreement to disclose for the reporting period.

21

Neuberger Berman

Advisers Management Trust
I Class Shares • S Class Shares
Mid Cap Intrinsic Value Portfolio

Semi-Annual Financial Statements and Other Information
June 30, 2026

C0244 08/26

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

1

Legend June 30, 2026 (Unaudited)

Mid Cap Intrinsic Value Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

2

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  June 30, 2026

Number of Shares		Value
Common Stocks 97.9%
Aerospace & Defense 2.7%
3,224	General Dynamics Corp.	$1,142,070
6,516	L3Harris Technologies, Inc.	1,893,484
		3,035,554
Automobile Components 1.5%
28,319	Aptiv PLC	1,738,220 *
Automobiles 1.5%
21,345	General Motors Co.	1,645,273
Banks 3.8%
153,297	Huntington Bancshares, Inc.	2,717,956
32,097	Truist Financial Corp.	1,599,072
		4,317,028
Building Products 3.3%
41,790	Resideo Technologies, Inc.	1,299,669 *
48,603	Trex Co., Inc.	2,432,094 *
		3,731,763
Communications Equipment 1.6%
3,680	Ciena Corp.	1,805,261 *
Construction & Engineering 3.5%
19,209	Arcosa, Inc.	2,790,875
36,636	Centuri Holdings, Inc.	1,107,873 *
		3,898,748
Consumer Finance 1.0%
10,219	Bread Financial Holdings, Inc.	1,107,229
Consumer Staples Distribution & Retail 1.0%
9,401	Dollar Tree, Inc.	1,137,051 *
Containers & Packaging 1.0%
7,088	Avery Dennison Corp.	1,150,737
Electric Utilities 3.4%
13,005	American Electric Power Co., Inc.	1,779,214
43,287	FirstEnergy Corp.	2,057,864
		3,837,078
Electronic Equipment, Instruments & Components 8.4%
6,792	Coherent Corp.	2,679,240 *
23,017	IPG Photonics Corp.	2,700,355 *
16,795	Itron, Inc.	1,453,271 *
3,967	Teledyne Technologies, Inc.	2,645,592 *
		9,478,458
Number of Shares		Value
Energy Equipment & Services 1.5%
29,773	Baker Hughes Co.	$1,652,402
Entertainment 2.3%
171,544	Lionsgate Studios Corp.	2,626,339 *
Food Products 1.9%
125,663	Magnum Ice Cream Co. NV	2,187,793 *
Health Care Equipment & Supplies 1.8%
19,862	Haemonetics Corp.	1,489,650 *
6,688	Zimmer Biomet Holdings, Inc.	575,770
		2,065,420
Health Care Providers & Services 1.1%
1,610	McKesson Corp.	1,216,516
Hotels, Restaurants & Leisure 4.1%
136,773	Brightstar Lottery PLC	1,466,207
40,250	MGM Resorts International	1,924,352 *
25,672	United Parks & Resorts, Inc.	1,225,581 *
		4,616,140
Household Durables 1.1%
16,208	Somnigroup International, Inc.	1,270,707
Independent Power and Renewable Electricity Producers 2.6%
10,067	Ormat Technologies, Inc.	1,096,296
11,223	Vistra Corp.	1,780,305
		2,876,601
Insurance 4.3%
10,704	Globe Life, Inc.	1,912,591
76,397	Ryan Specialty Holdings, Inc.	2,884,750
		4,797,341
IT Services 1.1%
28,497	Wix.com Ltd.	1,292,909 *
Life Sciences Tools & Services 4.8%
6,143	Bio-Rad Laboratories, Inc. Class A	1,803,646 *
18,825	Bruker Corp.	1,132,889
13,086	IQVIA Holdings, Inc.	2,528,477 *
		5,465,012
Machinery 3.0%
89,732	Gates Industrial Corp. PLC	2,509,804 *
5,246	Middleby Corp.	902,364 *
		3,412,168
Media 1.1%
70,707	Trade Desk, Inc. Class A	1,278,383 *

See Notes to Financial Statements

3

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)

Number of Shares		Value
Multi-Utilities 2.1%
52,524	CenterPoint Energy, Inc.	$2,313,157
Oil, Gas & Consumable Fuels 3.3%
26,029	Devon Energy Corp.	1,075,518
35,533	Williams Cos., Inc.	2,641,523
		3,717,041
Professional Services 3.7%
971,967	Alight, Inc. Class A	544,301
30,106	Concentrix Corp.	674,525
619,686	Conduent, Inc.	904,742 *
60,361	KBR, Inc.	2,084,265
		4,207,833
Real Estate Management & Development 2.4%
80,560	Compass, Inc. Class A	993,305 *
5,600	Jones Lang LaSalle, Inc.	1,735,720 *
		2,729,025
Retail REITs 1.8%
24,880	Regency Centers Corp.	1,983,931
Semiconductors & Semiconductor Equipment 7.5%
25,325	Enphase Energy, Inc.	1,247,003 *
28,406	Intel Corp.	3,966,330 *
5,315	MACOM Technology Solutions Holdings, Inc.	2,021,667 *
9,037	Rambus, Inc.	1,199,571 *
		8,434,571
Software 8.4%
5,608	Adobe, Inc.	1,149,752 *
53,044	Gitlab, Inc. Class A	1,619,433 *
16,402	Monday.com Ltd.	1,187,341 *
147,592	UiPath, Inc. Class A	1,604,325 *
Number of Shares		Value
Software – cont'd
58,213	Varonis Systems, Inc.	$2,442,618 *
16,956	Zoom Communications, Inc.	1,463,472 *
		9,466,941
Specialty Retail 0.8%
11,114	Best Buy Co., Inc.	843,330
Technology Hardware, Storage & Peripherals 1.6%
39,274	Hewlett Packard Enterprise Co.	1,771,650
Textiles, Apparel & Luxury Goods 0.8%
149,873	Under Armour, Inc. Class C	932,210 *
Trading Companies & Distributors 2.1%
16,127	AerCap Holdings NV	2,350,994

Total Common Stocks (Cost $80,891,981)		110,390,814

Short-Term Investments 2.2%
Investment Companies 2.2%
2,547,343	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(a) (Cost $2,547,343)	2,547,343
Total Investments 100.1% (Cost $83,439,324)		112,938,157
Liabilities Less Other Assets (0.1)%		(131,657)
Net Assets 100.0%		$112,806,500

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2026.

See Notes to Financial Statements

4

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$110,390,814	$—	$—	$110,390,814
Short-Term Investments	—	2,547,343	—	2,547,343
Total Investments	$110,390,814	$2,547,343	$—	$112,938,157

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

5

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio
June 30, 2026
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$112,938,157
Dividends and interest receivable	79,723
Receivable for Fund shares sold	62
Prepaid expenses and other assets	2,757
Total Assets	113,020,699
Liabilities
Payable to investment manager (Note B)	50,130
Payable for Fund shares redeemed	57,637
Payable to administrator—net (Note B)	3,875
Payable to trustees	15,378
Payable for audit fees	20,606
Payable for legal fees	52,711
Other accrued expenses and payables	13,862
Total Liabilities	214,199
Net Assets	$112,806,500
Net Assets consist of:
Paid-in capital	$58,189,768
Total distributable earnings/(losses)	54,616,732
Net Assets	$112,806,500
Net Assets
Class I	$111,767,803
Class S	1,038,697
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,867,869
Class S	43,060
Net Asset Value, offering and redemption price per share
Class I	$19.05
Class S	24.12
*Cost of Investments:
(a) Unaffiliated issuers	$83,439,324

See Notes to Financial Statements

6

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio
For the Six Months Ended June 30, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$656,587
Interest income—unaffiliated issuers	8,462
Total income	$665,049
Expenses:
Investment management fees (Note B)	289,289
Administration fees (Note B):
Class I	156,327
Class S	1,467
Distribution fees (Note B):
Class S	1,222
Shareholder servicing agent fees:
Class I	1,602
Class S	675
Audit fees	20,606
Custodian and accounting fees	22,124
Insurance	1,703
Legal fees	45,203
Shareholder reports	2,609
Trustees' fees and expenses	30,845
Interest	370
Miscellaneous and other fees	6,011
Total expenses	580,053
Expenses reimbursed by Management (Note B)	(130,037)
Total net expenses	450,016
Net investment income/(loss)	$215,033
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	14,588,490
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,149,466
Net gain/(loss) on investments	15,737,956
Net increase/(decrease) in net assets resulting from operations	$15,952,989

See Notes to Financial Statements

7

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$215,033	$948,794
Net realized gain/(loss) on investments	14,588,490	9,721,495
Change in net unrealized appreciation/(depreciation) of investments	1,149,466	1,590,902
Net increase/(decrease) in net assets resulting from operations	15,952,989	12,261,191
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(10,664,341)
Class S	—	(79,929)
Total distributions to shareholders	—	(10,744,270)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	2,228,282	8,574,487
Class S	16,106	2,346,198
Proceeds from reinvestment of dividends and distributions:
Class I	—	10,664,341
Class S	—	79,928
Payments for shares redeemed:
Class I	(7,504,068)	(12,009,303)
Class S	(81,075)	(34,004,569)
Net increase/(decrease) from Fund share transactions	(5,340,755)	(24,348,918)
Net Increase/(Decrease) in Net Assets	10,612,234	(22,831,997)
Net Assets:
Beginning of period	102,194,266	125,026,263
End of period	$112,806,500	$102,194,266

See Notes to Financial Statements

8

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. It is currently expected that Class S shares will be liquidated on or about September 17, 2026. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security

9

(Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2026, was $166.

10

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2026 was $84,913,336. The estimated gross unrealized appreciation was $37,550,357 and estimated gross unrealized depreciation was $9,525,536 resulting in net unrealized appreciation in value of investments of $28,024,821 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$494,166	$816,051	$10,250,104	$3,826,855	$10,744,270	$4,642,906

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$682,620	$11,105,768	$26,875,355	$—	$—	$38,663,743
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

11

6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2025, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on

12

sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2026, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption

13

of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund’s CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2026, there was no repayment to NBIA under the contractual expense limitation agreement.

14

At June 30, 2026, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025	2026
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Class I	0.85%(b)(c)	12/31/29	$—	$—	$—	$46,119
Class S	1.10%(c)(d)	12/31/29	5,652	16,517	18,328	1,381

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)	Prior to May 1, 2026, the contractual expense limitation was 1.50%.
(c)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by
NBIA, in its sole discretion, without notice to the Fund:

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Six Months Ended June 30, 2026
Mid Cap Intrinsic Value Portfolio Class I	0.85%	12/1/2025-4/30/2026	$82,055
Mid Cap Intrinsic Value Portfolio Class S	1.10%	12/1/2025-4/30/2026	482

(d)	Prior to May 1, 2026, the contractual expense limitation was 1.25%.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

15

Note C—Securities Transactions:
During the six months ended June 30, 2026, there were purchase and sale transactions of long-term securities of $35,216,689 and $42,836,698, respectively.
During the six months ended June 30, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2026, and for the year ended December 31, 2025, was as follows:

	For the Six Months Ended June 30, 2026				For the Year Ended December 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	128,019	—	(428,138)	(300,119)	535,556	672,829	(734,507)	473,878
Class S	730	—	(3,694)	(2,964)	122,294	3,975	(1,605,623)	(1,479,354)
Note E—Line of Credit:
At June 30, 2026, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2026. During the six months ended June 30, 2026, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.41	$16.49	$15.76	$15.20	$20.33	$15.40
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.04	0.14	0.07	0.12	0.16	0.14
Net Gains or Losses on Securities (both realized and unrealized)	2.60	1.70	1.32	1.43	(2.39)	4.91
Total From Investment Operations	2.64	1.84	1.39	1.55	(2.23)	5.05
Less Distributions From:
Net Investment Income	—	(0.08)	(0.12)	(0.16)	(0.11)	(0.12)
Net Realized Capital Gains	—	(1.84)	(0.54)	(0.83)	(2.79)	—
Total Distributions	—	(1.92)	(0.66)	(0.99)	(2.90)	(0.12)
Net Asset Value, End of Period	$19.05	$16.41	$16.49	$15.76	$15.20	$20.33
Total Return[b,c]	16.09%[d]	11.56%	8.82%	11.00%	(9.75)%	32.80%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$111.8	$101.2	$93.9	$92.8	$89.1	$109.8
Ratio of Gross Expenses to Average Net Assets[e]	1.10%[f]	1.06%	1.05%	1.02%	1.03%	1.00%
Ratio of Net Expenses to Average Net Assets	0.85%[f]	1.05%	1.05%	1.02%	1.03%	1.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.41%[f]	0.84%	0.44%	0.78%	0.87%	0.74%
Portfolio Turnover Rate	33%[d]	19%	21%	20%	14%	40%

See Notes to Financial Highlights

17

Financial Highlights (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.81	$20.40	$19.32	$18.39	$23.82	$18.02
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.02	0.14	0.05	0.10	0.14	0.10
Net Gains or Losses on Securities (both realized and unrealized)	3.29	2.11	1.63	1.76	(2.75)	5.76
Total From Investment Operations	3.31	2.25	1.68	1.86	(2.61)	5.86
Less Distributions From:
Net Investment Income	—	—	(0.06)	(0.10)	(0.03)	(0.06)
Net Realized Capital Gains	—	(1.84)	(0.54)	(0.83)	(2.79)	—
Total Distributions	—	(1.84)	(0.60)	(0.93)	(2.82)	(0.06)
Net Asset Value, End of Period	$24.12	$20.81	$20.40	$19.32	$18.39	$23.82
Total Return[b,c]	15.91%[d]	11.34%	8.67%	10.69%	(9.95)%	32.52%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0	$31.1	$33.8	$34.9	$43.5
Ratio of Gross Expenses to Average Net Assets[e]	1.48%[f]	1.33%	1.30%	1.27%	1.28%	1.25%
Ratio of Net Expenses to Average Net Assets	1.10%[f]	1.25%	1.25%	1.26%	1.25%	1.25%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.16%[f]	0.69%	0.24%	0.54%	0.65%	0.48%
Portfolio Turnover Rate	33%[d]	19%	21%	20%	14%	40%

See Notes to Financial Highlights

18

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.
The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the
Fund's total return for the the six months ended June 30, 2026. The class action proceeds received in
2023 had no impact on the Fund’s total return for Class I for the year ended December 31, 2023. The class action proceeds received in 2022 had no impact on the Fund’s total return for the year ended
December 31, 2022. Had the Fund not received the class action proceeds for the years ended
December 31, 2025, 2024 and 2023, total return based on per share NAV for the years ended
December 31, 2025, 2024 and 2023 would have been:

	Year Ended December 31,		Year Ended December 31,
	2025	2024	2023
Class I	—	8.75%	—
Class S	10.91%	8.61%	10.63%

d	Not annualized.
e	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
f	Annualized.
g
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Year Ended December 31,
2021
Class S	1.25%

19

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement

No board consideration of the management agreement to disclose for the reporting period.

20

Neuberger Berman

Advisers Management Trust
I Class Shares • S Class Shares
Quality Equity Portfolio

Semi-Annual Financial Statements and Other Information
June 30, 2026

B0738 08/26

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

1

Legend June 30, 2026 (Unaudited)

Quality Equity Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

2

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  June 30, 2026

Number of Shares		Value
Common Stocks 100.0%
Banks 2.1%
153,381	Bank of America Corp.	$8,739,649
36,942	JPMorgan Chase & Co.	12,092,225
		20,831,874
Broadline Retail 9.5%
388,618	Amazon.com, Inc.	92,623,214 *
Building Products 1.2%
23,909	Trane Technologies PLC	11,743,144
Capital Markets 5.3%
599,400	Interactive Brokers Group, Inc. Class A	52,171,776
Communications Equipment 2.7%
155,773	Arista Networks, Inc.	26,462,717 *
Consumer Finance 1.3%
61,985	Capital One Financial Corp.	12,435,431
Diversified Telecommunication Services 7.6%
47,300	Space Exploration Technologies Corp. Class A	8,081,678 *
387,445	Space Exploration Technologies Corp.	66,198,853 *#
		74,280,531
Financial Services 7.5%
19	Berkshire Hathaway, Inc. Class A	14,228,150 *
89,242	Berkshire Hathaway, Inc. Class B	44,655,804 *
28,315	MasterCard, Inc. Class A	14,542,584
		73,426,538
Ground Transportation 1.2%
249,787	CSX Corp.	11,872,376
Health Care Equipment & Supplies 0.5%
30,755	Becton Dickinson & Co.	4,654,154
Health Care Providers & Services 6.1%
78,746	Cencora, Inc.	22,283,543
72,305	Cigna Group	19,933,042
76,937	DaVita, Inc.	17,116,944 *
		59,333,529
Hotels, Restaurants & Leisure 1.9%
584,565	Compass Group PLC	18,881,450
Household Products 1.4%
142,905	Colgate-Palmolive Co.	13,101,530
Number of Shares		Value
Insurance 1.7%
13,853	Chubb Ltd.	$4,720,271
2,463	Markel Group, Inc.	4,810,264 *
30,075	Progressive Corp.	6,569,884
		16,100,419
Interactive Media & Services 12.4%
337,650	Alphabet, Inc. Class A	120,665,981
IT Services 2.3%
124,723	GoDaddy, Inc. Class A	10,586,488 *
1,080,022	Kyndryl Holdings, Inc.	12,215,049 *
		22,801,537
Life Sciences Tools & Services 1.1%
29,690	Waters Corp.	11,134,938 *
Machinery 0.7%
91,269	Otis Worldwide Corp.	6,534,860
Materials 0.3%
8,572	Sherwin-Williams Co.	2,951,511
Oil, Gas & Consumable Fuels 1.2%
292,005	Devon Energy Corp.	12,065,647
Pharmaceuticals 1.5%
35,450	Roche Holding AG	14,601,188
Semiconductors & Semiconductor Equipment 17.4%
123,327	Applied Materials, Inc.	89,165,421
211,940	NVIDIA Corp.	42,407,075
342,000	Taiwan Semiconductor Manufacturing Co. Ltd.	26,980,466
38,660	Texas Instruments, Inc.	11,523,386
		170,076,348
Software 4.1%
20,157	Intuit, Inc.	5,260,977
93,766	Microsoft Corp.	34,976,593
		40,237,570
Specialty Retail 1.7%
16,396	Home Depot, Inc.	5,782,541
72,139	TJX Cos., Inc.	10,929,059
		16,711,600
Technology Hardware, Storage & Peripherals 3.2%
106,870	Apple, Inc.	30,923,903
Trading Companies & Distributors 4.1%
22,341	United Rentals, Inc.	25,309,895

See Notes to Financial Statements

3

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)

Number of Shares		Value
Trading Companies & Distributors – cont'd
10,955	W.W. Grainger, Inc.	$14,903,182
		40,213,077

Total Common Stocks (Cost $417,659,923)		976,836,843
Principal Amount

Short-Term Investments 0.1%
Certificates of Deposit 0.0%‡
$100,000	Self Help Credit Union, 0.10%, due 7/29/2026	100,000
Principal Amount		Value
Certificates of Deposit – cont'd
$100,000	Self Help Federal Credit Union, 0.10%, due 9/1/2026	$100,000
		200,000
Number of Shares
Investment Companies 0.1%
659,700	State Street Institutional Treasury Money Market Fund Premier Class, 3.66%(a)	659,700
Total Short-Term Investments (Cost $859,700)		859,700
Total Investments 100.1% (Cost $418,519,623)		977,696,543
Liabilities Less Other Assets (0.1)%		(600,976)
Net Assets 100.0%		$977,095,567

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at June 30, 2026 amounted to $66,198,853, which represents 6.8% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 6/30/2026	Fair Value Percentage of Net Assets as of 6/30/2026
Space Exploration Technologies Corp.	8/18/2023	$6,276,609	$66,198,853	6.8%

See Notes to Financial Statements

4

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Semiconductors & Semiconductor Equipment	$143,095,882	$26,980,466	$—	$170,076,348
Other Common Stocks#	806,760,495	—	—	806,760,495
Total Common Stocks	949,856,377	26,980,466	—	976,836,843
Short-Term Investments	—	859,700	—	859,700
Total Investments	$949,856,377	$27,840,166	$—	$977,696,543

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2026	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2026
Investments in Securities:
Common Stocks(1)	$18,191	$—	$—	$(14,691)	$—	$—	$—	$(3,500)	$—	$—
Preferred Stocks(1)	14,432	—	—	(11,655)	—	—	—	(2,777)	—	—
Total	$32,623	$—	$—	$(26,346)	$—	$—	$—	$(6,277)	$—	$—
(1) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

†   Formerly known as Sustainable Equity Portfolio through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

5

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio
June 30, 2026
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$977,696,543
Cash	25,105
Foreign currency(b)	12
Dividends and interest receivable	847,465
Receivable for Fund shares sold	79,070
Prepaid expenses and other assets	24,706
Total Assets	978,672,901
Liabilities
Payable to investment manager (Note B)	403,134
Payable for Fund shares redeemed	772,320
Payable to administrator (Note B)	268,267
Payable to trustees	15,310
Other accrued expenses and payables	118,303
Total Liabilities	1,577,334
Net Assets	$977,095,567
Net Assets consist of:
Paid-in capital	$289,579,507
Total distributable earnings/(losses)	687,516,060
Net Assets	$977,095,567
Net Assets
Class I	$811,319,100
Class S	165,776,467
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	16,651,464
Class S	3,401,420
Net Asset Value, offering and redemption price per share
Class I	$48.72
Class S	48.74
*Cost of Investments:
(a) Unaffiliated issuers	$418,519,623
(b) Total cost of foreign currency	$12

See Notes to Financial Statements

6

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio
For the Six Months Ended June 30, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,630,227
Interest income—unaffiliated issuers	34,794
Foreign taxes withheld	(88,612)
Total income	$4,576,409
Expenses:
Investment management fees (Note B)	2,307,372
Administration fees (Note B):
Class I	1,113,688
Class S	226,152
Distribution fees (Note B):
Class S	188,460
Shareholder servicing agent fees:
Class I	6,016
Class S	2,968
Audit fees	22,341
Custodian and accounting fees	44,544
Insurance	12,323
Legal fees	48,351
Shareholder reports	21,907
Trustees' fees and expenses	31,220
Interest	2,319
Miscellaneous and other fees	21,972
Total expenses	4,049,633
Net investment income/(loss)	$526,776
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	69,225,068
Settlement of foreign currency transactions	19,058
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	51,559,280
Foreign currency translations	(31,083)
Net gain/(loss) on investments	120,772,323
Net increase/(decrease) in net assets resulting from operations	$121,299,099

See Notes to Financial Statements

7

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	QUALITY EQUITY PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$526,776	$(791,036)
Net realized gain/(loss) on investments	69,244,126	59,119,611
Change in net unrealized appreciation/(depreciation) of investments	51,528,197	53,312,405
Net increase/(decrease) in net assets resulting from operations	121,299,099	111,640,980
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(42,659,572)
Class S	—	(8,672,730)
Total distributions to shareholders	—	(51,332,302)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	11,929,372	33,619,062
Class S	4,721,027	5,754,233
Proceeds from reinvestment of dividends and distributions:
Class I	—	42,659,572
Class S	—	8,672,730
Payments for shares redeemed:
Class I	(44,360,074)	(86,999,568)
Class S	(10,742,065)	(22,104,385)
Net increase/(decrease) from Fund share transactions	(38,451,740)	(18,398,356)
Net Increase/(Decrease) in Net Assets	82,847,359	41,910,322
Net Assets:
Beginning of period	894,248,208	852,337,886
End of period	$977,095,567	$894,248,208

See Notes to Financial Statements

8

Notes to Financial Statements Quality Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Quality Equity Portfolio (formerly Sustainable Equity Portfolio) (the "Fund") is a separate operating series of the Trust and as of May 2024 is non-diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the

9

NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated

10

into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2026 was $418,935,284. The estimated gross unrealized appreciation was $578,844,522 and estimated gross unrealized depreciation was $20,179,166 resulting in net unrealized appreciation in value of investments of $558,665,356 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, the Fund recorded permanent reclassifications primarily related to net operating losses written off. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(634,111)	$634,111

11

The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$—	$1,533,494	$51,332,302	$39,306,633	$51,332,302	$40,840,127

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$58,919,078	$507,297,883	$—	$—	$566,216,961
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

12

Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2026, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

13

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund’s CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2026, there was no repayment to NBIA under the contractual expense limitation agreement.

14

At June 30, 2026, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025	2026
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Class I	0.92%(b)	12/31/29	$—	$—	$—	$—
Class S	1.17%	12/31/29	—	—	—	—

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)	Prior to May 1, 2026, the contractual expense limitation was 1.30%.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2026, there were purchase and sale transactions of long-term securities of $72,074,102 and $109,680,173, respectively.
During the six months ended June 30, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.

15

Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2026, and for the year ended December 31, 2025, was as follows:

	For the Six Months Ended June 30, 2026				For the Year Ended December 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	275,233	—	(994,863)	(719,630)	821,006	1,037,946	(2,095,548)	(236,596)
Class S	105,881	—	(246,917)	(141,036)	138,989	210,605	(529,018)	(179,424)
Note E—Line of Credit:
At June 30, 2026, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2026. During the six months ended June 30, 2026, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Quality Equity Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.75	$39.93	$33.35	$26.80	$37.03	$30.69
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.03	(0.02)	(0.00)	0.08	0.11	0.14
Net Gains or Losses on Securities (both realized and unrealized)	5.94	5.39	8.57	7.06	(7.20)	7.01
Total From Investment Operations	5.97	5.37	8.57	7.14	(7.09)	7.15
Less Distributions From:
Net Investment Income	—	—	(0.09)	(0.10)	(0.14)	(0.13)
Net Realized Capital Gains	—	(2.55)	(1.90)	(0.49)	(3.00)	(0.68)
Total Distributions	—	(2.55)	(1.99)	(0.59)	(3.14)	(0.81)
Net Asset Value, End of Period	$48.72	$42.75	$39.93	$33.35	$26.80	$37.03
Total Return[b,c]	13.96%[d]	13.71%	25.84%	26.90%	(18.45)%	23.48%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$811.3	$742.6	$703.1	$612.6	$515.1	$639.6
Ratio of Gross Expenses to Average Net Assets[e]	0.86%[f]	0.87%	0.89%	0.90%	0.92%	0.89%
Ratio of Net Expenses to Average Net Assets	0.86%[f]	0.87%	0.89%	0.90%	0.92%	0.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.16%[f]	(0.05)%	(0.00)%	0.27%	0.36%	0.40%
Portfolio Turnover Rate	8%[d]	9%	4%	15%	22%	15%

See Notes to Financial Highlights

17

Financial Highlights (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.81	$40.09	$33.49	$26.91	$37.12	$30.78
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.02)	(0.12)	(0.10)	0.00	0.03	0.05
Net Gains or Losses on Securities (both realized and unrealized)	5.95	5.39	8.60	7.09	(7.20)	7.03
Total From Investment Operations	5.93	5.27	8.50	7.09	(7.17)	7.08
Less Distributions From:
Net Investment Income	—	—	—	(0.02)	(0.04)	(0.06)
Net Realized Capital Gains	—	(2.55)	(1.90)	(0.49)	(3.00)	(0.68)
Total Distributions	—	(2.55)	(1.90)	(0.51)	(3.04)	(0.74)
Net Asset Value, End of Period	$48.74	$42.81	$40.09	$33.49	$26.91	$37.12
Total Return[b,c]	13.85%[d]	13.41%	25.52%	26.57%	(18.65)%	23.16%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$165.8	$151.7	$149.2	$138.0	$116.7	$152.8
Ratio of Gross Expenses to Average Net Assets[e]	1.12%[f]	1.12%	1.15%	1.16%	1.18%	1.16%
Ratio of Net Expenses to Average Net Assets	1.12%[f]	1.12%	1.15%	1.16%[g]	1.17%	1.16%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.09)%[f]	(0.30)%	(0.25)%	0.01%	0.11%	0.13%
Portfolio Turnover Rate	8%[d]	9%	4%	15%	22%	15%

See Notes to Financial Highlights

18

Notes to Financial Highlights Quality Equity Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b	The class action proceeds received in 2025, 2024, 2023, and 2021 had no impact on the Fund’s total returns for the years ended December 31, 2025, 2024, 2023, and 2021, respectively.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2023	2021
Class S	1.15%	1.14%

19

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
No board consideration of the management agreement to disclose for the reporting period.

20

Neuberger Berman

Advisers Management Trust
I Class Shares
Short Duration Bond Portfolio

Semi-Annual Financial Statements and Other Information
June 30, 2026

B0374 08/26

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2026 (Unaudited)

Short Duration Bond Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  June 30, 2026

Principal Amount		Value
Mortgage-Backed Securities 35.4%
Collateralized Mortgage Obligations 16.4%
A&D Mortgage Trust
$108,531	Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$108,712 (a)
192,382	Series 2026-NQM2, Class A1, 4.81%, due 3/25/2071	189,898 (a)(b)
Angel Oak Mortgage Trust
14,920	Series 2019-6, Class A1, 2.62%, due 11/25/2059	14,826 (a)(b)
85,011	Series 2025-10, Class A3, 5.37%, due 9/25/2070	84,272 (a)
144,559	Aspire Mortgage Trust, Series 2026-1, Class A3, 5.21%, due 1/25/2066	142,939 (a)
Chase Home Lending Mortgage Trust
39,367	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	39,338 (a)(b)
74,375	Series 2024-4, Class A6, 6.00%, due 3/25/2055	74,514 (a)(b)
60,914	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	60,821 (a)(b)
117,968	Series 2024-11, Class A4, 6.00%, due 11/25/2055	118,053 (a)(b)
66,059	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	66,257 (a)
Connecticut Avenue Securities Trust
85,489	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.18%, due 10/25/2041	85,540 (a)(c)
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.73%, due 10/25/2041	342,212 (a)(c)
389,141	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.28%, due 12/25/2041	390,351 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.73%, due 3/25/2042	192,332 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.13%, due 3/25/2042	401,834 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.28%, due 6/25/2042	253,433 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.23%, due 7/25/2042	44,133 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.23%, due 7/25/2042	223,488 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 6.98%, due 1/25/2043	130,935 (a)(c)
150,417	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.28%, due 5/25/2044	150,887 (a)(c)
83,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.33%, due 1/25/2045	82,689 (a)(c)
375,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.18%, due 9/25/2045	376,805 (a)(c)
197,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.13%, due 2/25/2046	197,830 (a)(c)
145,000	Series 2026-R03, Class 2M2, (30 day USD SOFR Average + 1.55%), 5.18%, due 4/25/2046	145,514 (a)(c)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	99,247 (a)(b)
177,407	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	156,241 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
273,955	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.73%, due 11/25/2054	273,724 (c)
297,041	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.78%, due 11/25/2054	298,304 (c)
470,027	Series 5470, Class FH, (30 day USD SOFR Average + 1.20%), 4.83%, due 11/25/2054	471,200 (c)
312,273	Series 5534, Class FD, (30 day USD SOFR Average + 1.25%), 4.88%, due 5/25/2055	314,306 (c)
264,091	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.18%, due 5/25/2055	268,150 (c)
584,433	Series 5605, Class LF, (30 day USD SOFR Average + 0.95%), 4.58%, due 12/25/2055	584,246 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
144,926	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.13%, due 10/25/2041	145,093 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.38%, due 2/25/2042	279,812 (a)(c)
182,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.88%, due 3/25/2042	187,232 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.18%, due 8/25/2042	485,065 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.33%, due 5/25/2044	241,034 (a)(c)
Federal National Mortgage Association REMIC
375,181	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.78%, due 3/25/2054	376,681 (c)
261,856	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.33%, due 5/25/2055	265,192 (c)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
GCAT Trust
$62,230	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	$61,097 (a)(b)
327,821	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	274,987 (a)(b)
Government National Mortgage Association REMIC
539,845	Series 2024-64, Class FD, (30 day USD SOFR Average + 1.10%), 4.71%, due 4/20/2054	541,226 (c)
737,677	Series 2025-211, Class FD, (30 day USD SOFR Average + 1.10%), 4.71%, due 12/20/2055	735,372 (c)
JP Morgan Mortgage Trust
1,405	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	1,400 (a)(b)
79,717	Series 2025-2, Class A4, 6.00%, due 7/25/2055	79,672 (a)(b)
58,108	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	58,047 (a)
69,744	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	69,780 (a)
77,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	77,161 (a)(b)
180,365	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	178,405 (a)(b)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	194,287 (a)
176,729	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	175,339 (a)(b)
55,969	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	55,602 (a)
100,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	99,921 (a)
94,200	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	93,990 (a)
OBX Trust
101,401	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	101,766 (a)
100,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	99,592 (a)(b)
184,334	PRKCM Trust, Series 2025-AFC2, Class A1, 5.02%, due 12/25/2060	182,699 (a)(b)
Sequoia Mortgage Trust
8,061	Series 2024-2, Class A10, 5.92%, due 3/25/2054	8,042 (a)(b)
17,890	Series 2024-4, Class A10, 6.00%, due 5/25/2054	17,848 (a)(b)
330,377	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	281,088 (a)(b)
292,402	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	276,689 (a)
Verus Securitization Trust
273,557	Series 2021-3, Class A3, 1.44%, due 6/25/2066	242,392 (a)(b)
264,973	Series 2021-6, Class A3, 1.89%, due 10/25/2066	232,166 (a)(b)
60,577	Series 2024-7, Class A1, 5.10%, due 9/25/2069	60,377 (a)(b)
60,613	Series 2024-7, Class A3, 5.40%, due 9/25/2069	60,327 (a)
102,714	Series 2025-3, Class A3, 5.93%, due 5/25/2070	102,877 (a)
91,530	Series 2025-11, Class A1, 4.91%, due 11/25/2070	90,833 (a)(b)
91,530	Series 2025-11, Class A3, 5.27%, due 11/25/2070	90,689 (a)
99,241	Series 2026-4, Class A3, 5.48%, due 4/25/2071	98,740 (a)
13,005,551
Commercial Mortgage-Backed 9.7%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	120,937 (a)
85,000	1301 Trust, Series 2025-1301, Class D, 6.43%, due 8/11/2042	84,899 (a)(b)
118,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.72%, due 6/15/2040	118,442 (a)(c)
115,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	117,373 (a)(b)
BANK5
41,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	41,398 (b)
38,000	Series 2026-5YR21, Class C, 6.37%, due 4/15/2059	37,346 (b)
78,000	Series 2026-5YR22, Class C, 5.96%, due 6/15/2059	78,095 (b)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
BBCMS Mortgage Trust
$4,868,743	Series 2021-C11, Class XA, 1.44%, due 9/15/2054	$234,201 (b)(d)
1,014,943	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	58,003 (b)(d)
Benchmark Mortgage Trust
87,000	Series 2023-V2, Class C, 7.00%, due 5/15/2055	87,287 (b)
64,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	63,834 (b)
44,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	44,517 (b)
15,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	15,391 (b)
130,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	126,976
BFLD Commercial Mortgage Trust
100,000	Series 2025-5MW, Class D, 6.58%, due 10/10/2042	101,256 (a)(b)
100,000	Series 2025-660F, Class D, (1 mo. USD Term SOFR + 2.75%), 6.38%, due 11/15/2042	100,436 (a)(c)
BLP Commercial Mortgage Trust
105,771	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.88%, due 3/15/2042	105,837 (a)(c)
31,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.28%, due 12/15/2042	31,097 (a)(c)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	91,052 (b)
BX Commercial Mortgage Trust
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.57%, due 2/15/2039	130,447 (a)(c)
103,600	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.32%, due 3/15/2041	103,859 (a)(c)
107,210	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.82%, due 11/15/2041	107,546 (a)(c)
BX Trust
176,404	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.62%, due 3/15/2030	176,418 (a)(c)
147,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.23%, due 3/15/2039	145,806 (a)(c)
155,000	Series 2026-OPTM, Class D, (1 mo. USD Term SOFR + 2.00%), 5.63%, due 3/15/2039	153,741 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.27%, due 2/15/2041	167,944 (a)(c)
117,059	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.51%, due 6/15/2041	115,429 (a)(c)
90,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	85,055 (a)(b)
117,000	Series 2025-ARIA, Class C, 5.70%, due 12/13/2042	116,670 (a)(b)
121,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.88%, due 7/15/2044	121,000 (a)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.38%, due 12/15/2044	99,813 (a)(c)
205,000	BXP Trust, Series 2017-GM, Class D, 3.54%, due 6/13/2039	200,426 (a)(b)
100,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class D, 7.57%, due 4/15/2042	100,849 (a)(b)
100,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.05%, due 6/12/2040	100,169 (a)(b)
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	101,562 (a)(b)
120,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	125,708 (a)(b)
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.27%, due 8/15/2041	47,805 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.67%, due 8/15/2041	50,717 (a)(c)
100,000	DC Office Trust, Series 2019-MTC, Class D, 3.17%, due 9/15/2045	86,961 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	100,043 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	100,033 (a)(b)
120,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	119,513 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	67,138 (d)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	48,701 (b)(d)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	43,073 (b)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$28,831	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.48%, due 5/25/2044	$29,117 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.56%, due 2/10/2056	74,717 (b)
64,000	GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.72%, due 5/10/2049	61,515 (b)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	102,142 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	102,565 (a)(b)
139,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.88%, due 3/15/2042	139,000 (a)(c)
IP Mortgage Trust
50,000	Series 2025-IP, Class A, 5.42%, due 6/10/2042	50,190 (a)(b)
40,000	Series 2025-IP, Class D, 6.53%, due 6/10/2042	40,284 (a)(b)
29,000	Series 2025-IP, Class E, 7.07%, due 6/10/2042	29,252 (a)(b)
122,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	121,781 (a)(b)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	103,410 (a)(b)
200,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	192,001 (a)(b)
45,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.22%, due 12/15/2051	41,994 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.24%, due 12/15/2056	30,634 (b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.07%, due 2/15/2042	100,250 (a)(c)
98,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	97,319 (a)(b)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	70,557 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	95,474 (a)
121,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	122,018 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.42%, due 12/15/2039	100,500 (a)(c)
141,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, due 3/10/2033	139,548 (a)(b)
142,000	RIDE, Series 2025-SHRE, Class C, 6.32%, due 2/14/2047	143,055 (a)(b)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	194,748 (a)
121,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.56%, due 4/15/2042	121,116 (a)(c)
SFO Commercial Mortgage Trust
42,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.86%), 5.49%, due 5/15/2038	41,947 (a)(c)
60,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 2.16%), 5.79%, due 5/15/2038	59,869 (a)(c)
103,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.76%), 6.39%, due 5/15/2038	102,678 (a)(c)
197,000	SLG Office Trust, Series 2026-OMA, Class C, 5.63%, due 4/15/2041	196,962 (a)(b)
103,199	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, (1 mo. USD Term SOFR + 1.95%), 5.58%, due 1/15/2039	103,070 (a)(c)
100,000	SPGN Trust, Series 2026-TFLM, Class C, (1 mo. USD Term SOFR + 1.80%), 5.43%, due 2/15/2041	99,562 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.62%, due 12/15/2039	100,125 (a)(c)
Wells Fargo Commercial Mortgage Trust
118,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	118,239 (a)(b)
71,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	70,637 (b)
38,000	Series 2026-C66, Class C, 6.46%, due 4/15/2059	37,830 (b)
7,708,909

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Federal Home Loan Mortgage Corp. 3.8%
	Pass-Through Certificates
$195,204	4.50%, due 11/1/2039	$193,281
579,206	5.00%, due 10/1/2054	570,598
1,414,554	5.50%, due 9/1/2052 - 1/1/2056	1,427,261
821,672	6.00%, due 10/1/2052 - 3/1/2053	844,202
		3,035,342
Federal National Mortgage Association 5.5%
	Pass-Through Certificates
380,199	4.50%, due 5/1/2041 - 5/1/2044	374,578
2,159,683	5.00%, due 8/1/2053 - 4/1/2056	2,126,540
836,813	5.50%, due 11/1/2052 - 10/1/2055	845,159
945,488	6.00%, due 11/1/2052 - 10/1/2053	971,808
		4,318,085
Total Mortgage-Backed Securities (Cost $29,056,994)		28,067,887
Asset-Backed Securities 19.4%
Automobiles 2.1%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class C, 4.95%, due 2/20/2030	98,770 (a)
51,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	50,854
195,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	196,500
95,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	95,699 (a)
	GLS Auto Select Receivables Trust
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	29,858 (a)
30,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	30,153 (a)
36,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	36,243 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	78,851 (a)
82,121	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	82,830 (a)
133,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	132,158 (a)
16,998	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	16,927 (a)
	Santander Drive Auto Receivables Trust
45,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	45,259
219,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	220,966
197,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	197,914
	SCCU Auto Receivables Trust
46,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	45,910 (a)
42,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	41,696 (a)
28,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	27,822 (a)
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	63,771 (a)
	Westlake Automobile Receivables Trust
108,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	108,996 (a)
120,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	120,135 (a)
		1,721,312
Home Equity 0.9%
117,985	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	118,290 (a)
	JP Morgan Mortgage Trust
58,196	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.31%, due 3/20/2054	58,317 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$56,440	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.71%, due 5/20/2054	$56,666 (a)(c)
51,409	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.11%, due 8/25/2054	51,520 (a)(c)
34,166	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.61%, due 8/25/2054	34,331 (a)(c)
140,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.06%, due 3/20/2056	140,246 (a)(c)
62,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.31%, due 3/20/2056	62,327 (a)(c)
Towd Point Mortgage Trust
104,280	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	104,341 (a)
86,915	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	87,096 (a)
713,134
Other 15.4%
550,000	Abry Liquid Credit CLO Ltd., Series 2026-3A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 4/20/2039	550,338 (a)(c)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	95,430 (a)
Business Jet Securities LLC
113,464	Series 2024-1A, Class A, 6.20%, due 5/15/2039	115,072 (a)
100,000	Series 2026-1A, Class A, 5.46%, due 6/15/2041	100,187 (a)
215,922	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	216,576 (a)
CCG Receivables Trust
110,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	110,735 (a)
197,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	194,976 (a)
35,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	34,978 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	145,559 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	100,933 (a)
Compass Datacenters Issuer III LLC
79,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	78,153 (a)
59,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	58,138 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	120,901 (a)
165,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, due 3/22/2030	165,928 (a)
80,844	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	82,614 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.16%, due 10/20/2034	565,232 (a)(c)
Foundation Finance Trust
73,886	Series 2024-2A, Class B, 4.93%, due 3/15/2050	73,317 (a)
63,298	Series 2025-1A, Class A, 4.95%, due 4/15/2050	63,127 (a)
152,552	Series 2025-3A, Class A, 4.56%, due 8/15/2052	150,769 (a)
71,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A3, 4.14%, due 12/17/2029	70,422 (a)
GreenSky Home Improvement Issuer Trust
88,362	Series 2025-1A, Class B, 5.39%, due 3/25/2060	88,623 (a)
99,094	Series 2025-2A, Class B, 5.07%, due 6/25/2060	98,716 (a)
85,027	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	86,020 (a)
Hilton Grand Vacations Trust
25,945	Series 2022-2A, Class A, 4.30%, due 1/25/2037	25,717 (a)
25,945	Series 2022-2A, Class B, 4.74%, due 1/25/2037	25,798 (a)
55,691	Series 2024-2A, Class C, 5.99%, due 3/25/2038	56,432 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$33,068	Series 2024-1B, Class A, 5.75%, due 9/15/2039	$33,526 (a)
23,975	Series 2024-1B, Class B, 5.99%, due 9/15/2039	24,324 (a)
13,779	Series 2024-1B, Class C, 6.62%, due 9/15/2039	14,032 (a)
90,156	Series 2024-3A, Class A, 4.98%, due 8/27/2040	90,270 (a)
175,610	Series 2026-1A, Class C, 5.36%, due 2/25/2043	174,980 (a)
79,629	Series 2025-2A, Class B, 4.73%, due 5/25/2044	78,968 (a)
64,217	Series 2025-2A, Class C, 5.12%, due 5/25/2044	63,552 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,398 (a)
Lightpath Fiber Issuer LLC
93,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	92,871 (a)
58,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	57,233 (a)
MetroNet Infrastructure Issuer LLC
164,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	164,442 (a)
34,000	Series 2025-4A, Class B, 5.60%, due 12/20/2055	33,709 (a)
MVW LLC
108,991	Series 2021-2A, Class A, 1.43%, due 5/20/2039	104,002 (a)
75,544	Series 2021-2A, Class B, 1.83%, due 5/20/2039	71,886 (a)
21,440	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	20,873 (a)
54,783	Series 2024-2A, Class B, 4.58%, due 3/20/2042	54,372 (a)
54,783	Series 2024-2A, Class C, 4.92%, due 3/20/2042	53,879 (a)
75,617	Series 2025-1A, Class B, 5.21%, due 9/22/2042	75,730 (a)
63,547	Series 2024-1A, Class B, 5.51%, due 2/20/2043	64,130 (a)
96,622	Series 2026-1A, Class C, 5.36%, due 3/20/2043	95,965 (a)
82,761	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	82,656 (a)
1,100,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.33%, due 1/20/2038	1,094,500 (a)(c)
250,000	Oryx Funding LLC, Series 2026-1A, Class A2, 6.30%, due 6/5/2056	250,704 (a)
QTS Issuer ABS II LLC
75,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	74,807 (a)
72,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	71,513 (a)
1,400,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.06%, due 7/15/2039	1,402,524 (a)(c)
Sierra Timeshare Receivables Funding LLC
29,033	Series 2023-2A, Class C, 7.30%, due 4/20/2040	29,759 (a)
41,098	Series 2023-3A, Class B, 6.44%, due 9/20/2040	41,925 (a)
35,315	Series 2024-2A, Class C, 5.83%, due 6/20/2041	35,598 (a)
71,384	Series 2024-3A, Class C, 5.32%, due 8/20/2041	71,099 (a)
83,272	Series 2025-1A, Class A, 4.81%, due 1/21/2042	82,925 (a)
177,720	Series 2026-1A, Class C, 5.19%, due 12/22/2042	175,878 (a)
61,107	Series 2024-1A, Class C, 5.94%, due 1/20/2043	61,522 (a)
100,000	Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, due 6/20/2033	99,392 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	263,685 (a)
56,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	55,623 (a)
98,035	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	98,002 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	200,467 (a)
1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 6.83%, due 10/20/2037	1,305,276 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	$1,099,424 (a)(c)
128,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	129,538 (a)
199,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	195,337 (a)
148,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 3/15/2056	144,631 (a)
94,345	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	94,943 (a)
Wireless PropCo Funding LLC
45,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	42,774 (a)
40,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	37,654 (a)
12,185,989
Real Estate Investment Trusts 0.3%
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	217,777 (a)
Student Loan 0.7%
Navient Private Education Refi Loan Trust
261,526	Series 2021-EA, Class A, 0.97%, due 12/16/2069	233,084 (a)
205,112	Series 2021-FA, Class A, 1.11%, due 2/18/2070	180,987 (a)
117,889	Series 2024-A, Class A, 5.66%, due 10/15/2072	119,642 (a)
533,713
Total Asset-Backed Securities (Cost $15,375,546)		15,371,925

Corporate Bonds 36.3%
Advertising 0.1%
65,000	Clear Channel Outdoor Holdings, Inc., 7.88%, due 4/1/2030	67,709 (a)
30,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	30,595 (a)
98,304
Aerospace & Defense 1.2%
Boeing Co.
480,000	2.70%, due 2/1/2027	474,761
380,000	6.30%, due 5/1/2029	395,595
50,000	Goat Holdco LLC, 6.75%, due 2/1/2032	51,244 (a)
60,000	TransDigm, Inc., 6.63%, due 3/1/2032	61,537 (a)
983,137
Airlines 0.8%
625,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	627,298
United Airlines Holdings, Inc.
30,000	4.88%, due 3/1/2029	29,649
10,000	5.38%, due 3/1/2031	9,928
666,875
Apparel 0.1%
55,000	VF Corp., 2.95%, due 4/23/2030	50,144

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC
$45,000	7.35%, due 11/4/2027	$46,237
45,000	2.90%, due 2/10/2029	42,342
40,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	39,692 (a)
Nissan Motor Acceptance Co. LLC
80,000	5.63%, due 9/29/2028	79,816 (a)
65,000	6.13%, due 9/30/2030	63,896 (a)
200,000	Stellantis Financial Services U.S. Corp., 5.40%, due 6/15/2029	199,293 (a)
471,276
Auto Parts & Equipment 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
35,000	6.75%, due 2/15/2030	36,065 (a)
5,000	6.75%, due 9/15/2032	5,107 (a)
50,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, due 4/15/2031	49,998 (a)
15,000	Dana, Inc., 4.25%, due 9/1/2030	14,949
30,000	Forvia SE, 8.00%, due 6/15/2030	31,595 (a)
40,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, , due 5/15/2029	40,262 (a)(e)
177,976
Banks 12.3%
Bank of America Corp.
270,000	4.38%, due 1/27/2027	269,012 (f)(g)
360,000	2.55%, due 2/4/2028	355,934 (f)
500,000	4.62%, due 5/9/2029	499,759 (f)
255,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	253,215 (f)(g)
Barclays PLC
215,000	5.67%, due 3/12/2028	216,733 (f)
200,000	4.84%, due 9/10/2028	200,346 (f)
Citigroup, Inc.
270,000	4.15%, due 11/15/2026	268,878 (f)(g)
395,000	4.79%, due 3/4/2029	395,949 (f)
400,000	4.54%, due 9/19/2030	397,190 (f)
400,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.44%, due 1/28/2028	400,289 (c)
Goldman Sachs Group, Inc.
270,000	4.13%, due 11/10/2026	268,711 (f)(g)
1,035,000	1.95%, due 10/21/2027	1,026,943 (f)
395,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	396,916 (f)
360,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	362,470 (f)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	240,481 (f)
185,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	185,443
520,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 4.88%, due 7/8/2031	525,881 (c)
160,000	Morgan Stanley, 5.65%, due 4/13/2028	161,368 (f)
445,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	447,735 (f)
PNC Financial Services Group, Inc.
270,000	3.40%, due 9/15/2026	268,951 (f)(g)
105,000	4.08%, due 1/26/2029	104,138 (f)
880,000	Societe Generale SA, 5.37%, due 5/27/2032	885,148 (a)(f)
595,000	Truist Bank, 4.42%, due 7/24/2028	594,309 (f)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks – cont'd
$255,000	Truist Financial Corp., 6.25%, due 6/15/2031	$255,063 (f)(g)
270,000	U.S. Bancorp, 3.70%, due 1/15/2027	267,412 (f)(g)
500,000	Wells Fargo & Co., 5.15%, due 4/23/2031	505,248 (f)
9,753,522
Building Materials 0.1%
65,000	JH North America Holdings, Inc., 5.88%, due 1/31/2031	65,306 (a)
40,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	40,847 (a)
106,153
Chemicals 0.3%
15,000	Celanese U.S. Holdings LLC, 7.00%, due 2/15/2031	15,439
FMC Corp.
10,000	3.45%, due 10/1/2029	9,259
5,000	8.00%, due 6/1/2031	5,204 (a)
30,000	HB Fuller Co., 4.00%, due 2/15/2027	29,704
Olympus Water U.S. Holding Corp.
30,000	4.25%, due 10/1/2028	29,098 (a)
50,000	7.25%, due 6/15/2031	50,629 (a)
40,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	39,653 (a)
65,000	WR Grace Holdings LLC, 6.63%, due 8/15/2032	63,042 (a)
242,028
Commercial Services 0.7%
85,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	88,011 (a)
65,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 6/15/2030	66,794 (a)
50,000	Block, Inc., 5.63%, due 8/15/2030	50,125 (a)
15,000	Champions Financing, Inc., 8.75%, due 2/15/2029	14,589 (a)
65,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	66,307 (a)
55,000	Garda World Security Corp., 6.50%, due 1/15/2031	55,758 (a)
120,000	Herc Holdings, Inc., 5.75%, due 3/15/2031	119,848 (a)
5,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	4,411 (a)
20,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	20,687 (a)
80,000	Williams Scotsman, Inc., 6.63%, due 4/15/2030	82,416 (a)
568,946
Computers 0.0%‡
30,000	Science Applications International Corp., 4.88%, due 4/1/2028	29,781 (a)
Distribution - Wholesale 0.3%
15,000	Dealer Tire Financial LLC, 10.38%, due 10/1/2031	14,946 (a)(h)
5,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	4,994 (a)
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	134,241 (a)
30,000	Veritiv Operating Co., 10.50%, due 11/30/2030	30,682 (a)
80,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	83,254 (a)
268,117
Diversified Financial Services 1.4%
380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	381,546
280,000	American Express Co., 3.55%, due 9/15/2026	278,780 (f)(g)
10,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	10,172 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
$35,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	$35,763 (a)
65,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	66,063 (a)
40,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	41,358 (a)
Navient Corp.
5,000	5.00%, due 3/15/2027	4,961
5,000	4.88%, due 3/15/2028	4,905
5,000	5.50%, due 3/15/2029	4,799
90,000	OneMain Finance Corp., 6.13%, due 5/15/2030	89,995
10,000	PennyMac Financial Services, Inc., 7.88%, due 12/15/2029	10,399 (a)
55,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	57,459 (a)
60,000	Rocket Cos., Inc., 6.13%, due 8/1/2030	61,030 (a)
SLM Corp.
50,000	6.50%, due 1/31/2030	50,683
10,000	6.50%, due 5/15/2032	9,988 (f)
15,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	15,541 (a)
1,123,442
Electric 1.9%
220,000	Alpha Generation LLC, 6.75%, due 10/15/2032	224,049 (a)
500,000	Constellation Energy Generation LLC, 3.90%, due 1/8/2028	495,711
425,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.43%, due 2/4/2028	426,737 (c)
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	86,323 (a)(f)(g)
200,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	201,072
XPLR Infrastructure Operating Partners LP
15,000	7.25%, due 1/15/2029	15,521 (a)
30,000	8.38%, due 1/15/2031	31,995 (a)
1,481,408
Electronics 0.1%
35,000	Sensata Technologies BV, 5.88%, due 9/1/2030	35,115 (a)
Engineering & Construction 0.1%
40,000	Artera Services LLC, 8.50%, due 2/15/2031	35,980 (a)
20,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	19,986 (a)
55,966
Entertainment 0.3%
75,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	75,432 (a)
70,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	71,225 (a)
20,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, due 4/15/2030	20,832 (a)
80,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	78,289 (a)
5,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	5,148 (a)
250,926
Environmental Control 0.1%
60,000	GFL Environmental Holdings U.S., Inc., 5.63%, due 7/1/2031	59,992 (a)
30,000	Madison IAQ LLC, 5.88%, due 6/30/2029	30,016 (a)
90,008

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Food 0.1%
$70,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 3/31/2031	$68,397 (a)
40,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	39,225 (a)
107,622
Food Service 0.1%
TKC Holdings, Inc.
50,000	8.50%, due 8/15/2030	51,455 (a)
5,000	12.00%, due 2/15/2031	5,270 (a)
56,725
Forest Products & Paper 0.0%‡
15,000	Magnera Corp., 7.25%, due 11/15/2031	14,644 (a)
Gas 0.0%‡
20,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.88%, due 6/1/2031	20,249 (a)
Healthcare - Products 0.2%
70,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	71,925 (a)
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	79,511 (a)
151,436
Healthcare - Services 0.4%
60,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	59,064 (a)
Centene Corp.
85,000	4.63%, due 12/15/2029	82,454
35,000	3.38%, due 2/15/2030	32,619
35,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	36,269 (a)
25,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	26,341 (a)
40,000	Molina Healthcare, Inc., 6.50%, due 2/15/2031	40,692 (a)
10,000	National Mentor Holdings, Inc., 10.50%, due 12/15/2030	10,539 (a)
35,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	35,432 (a)
323,410
Home Builders 0.0%‡
35,000	Mattamy Group Corp., 4.63%, due 3/1/2030	33,589 (a)
Home Furnishings 0.1%
Whirlpool Corp.
20,000	7.50%, due 7/1/2031	20,239 (a)
15,000	7.88%, due 7/1/2034	15,061 (a)
35,300
Housewares 0.1%
Newell Brands, Inc.
30,000	8.50%, due 6/1/2028	31,343 (a)
5,000	6.63%, due 9/15/2029	5,084
36,427
Insurance 1.5%
675,000	Athene Global Funding, 4.95%, due 1/7/2027	675,938 (a)
HUB International Ltd.
65,000	5.63%, due 12/1/2029	64,762 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Insurance – cont'd
$30,000	7.25%, due 6/15/2030	$30,787 (a)
400,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.44%, due 8/18/2028	400,656 (a)(c)
1,172,143
Internet 0.7%
555,000	Meta Platforms, Inc., 4.55%, due 5/15/2031	552,014
20,000	Wayfair LLC, 7.25%, due 10/31/2029	20,641 (a)
572,655
Investment Companies 0.0%‡
30,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	28,246
Iron - Steel 0.1%
45,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	46,580 (a)
Leisure Time 0.3%
45,000	Carnival Corp. Ltd., 5.88%, due 6/15/2031	45,810 (a)
10,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	9,976 (a)
45,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	44,811 (a)
15,000	Sabre Financial Borrower LLC, 11.13%, due 6/15/2029	15,832 (a)
80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	80,100 (a)
196,529
Lodging 0.2%
15,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, due 6/1/2029	14,641 (a)
Marriott Ownership Resorts, Inc.
25,000	4.75%, due 1/15/2028	24,721
20,000	4.50%, due 6/15/2029	19,299 (a)
Travel & Leisure Co.
20,000	4.63%, due 3/1/2030	19,365 (a)
40,000	6.25%, due 6/1/2031	40,244 (a)
118,270
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	177,365 (a)
Machinery - Diversified 0.0%‡
15,000	Esab Corp., 5.63%, due 4/1/2031	15,016 (a)
Media 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
25,000	5.13%, due 5/1/2027	24,949 (a)
35,000	6.38%, due 9/1/2029	34,965 (a)
40,000	4.50%, due 8/15/2030	37,182 (a)
Paramount Global
5,000	3.70%, due 6/1/2028	4,849
10,000	4.20%, due 6/1/2029	9,594
5,000	7.88%, due 7/30/2030	5,251
5,000	4.95%, due 1/15/2031	4,648
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	116,854 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Media – cont'd
$10,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	$9,491 (a)
247,783
Metal Fabricate - Hardware 0.0%‡
5,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	5,069 (a)
Mining 0.1%
15,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	14,360 (a)
80,000	Novelis Corp., 6.88%, due 1/30/2030	82,014 (a)
15,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	15,756 (a)
112,130
Miscellaneous Manufacturer 0.2%
35,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	34,078 (a)
80,000	Avient Corp., 6.25%, due 11/1/2031	81,066 (a)
60,000	Calderys Financing LLC, 11.25%, due 6/1/2028	62,147 (a)
177,291
Oil & Gas 1.2%
70,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	69,793 (a)
Caturus Energy LLC
40,000	8.50%, due 2/15/2030	41,681 (a)
10,000	7.13%, due 5/15/2031	9,894 (a)
30,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	30,468 (a)
600,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	603,435
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	120,314 (a)
15,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	14,898 (a)
45,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	44,994 (a)
935,477
Oil & Gas Services 0.2%
65,000	Kodiak Gas Services LLC, 5.88%, due 4/1/2031	65,167 (a)
45,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	46,095 (a)
30,000	WBI Operating LLC, 6.25%, due 10/15/2030	30,167 (a)
141,429
Packaging & Containers 0.6%
80,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, due 1/30/2031	80,895 (a)
5,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	5,028 (a)
20,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	19,926 (a)
245,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	250,469 (a)
15,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	14,138 (a)
70,000	Trivium Packaging Finance BV, 8.25%, due 7/15/2030	73,963 (a)
444,419
Pharmaceuticals 1.0%
40,000	Adapthealth LLC, 4.63%, due 8/1/2029	38,594 (a)
740,000	CVS Health Corp., 4.30%, due 3/25/2028	736,058
40,000	Grifols SA, 4.75%, due 10/15/2028	39,201 (a)
813,853

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Pipelines 2.5%
Enbridge, Inc.
$174,000	5.25%, due 4/5/2027	$174,982
140,000	4.60%, due 6/20/2028	139,921
205,000	4.20%, due 11/20/2028	203,165
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	488,109
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	154,891
45,000	Golar LNG Ltd., 7.50%, due 10/2/2030	45,759 (a)
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	625,581
65,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	65,378 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
25,000	6.00%, due 12/31/2030	25,011 (a)
20,000	6.00%, due 9/1/2031	19,787 (a)
35,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	35,811 (a)
1,978,395
Real Estate Investment Trusts 0.9%
10,000	Blackstone Mortgage Trust, Inc., 6.25%, due 6/1/2031	9,674 (a)
30,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	31,697
30,000	EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	29,856 (a)
190,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	185,158 (a)
Iron Mountain, Inc.
15,000	4.88%, due 9/15/2027	14,973 (a)
35,000	5.25%, due 7/15/2030	34,477 (a)
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	114,942 (a)
45,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	45,767 (a)
30,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	28,575 (a)
30,000	Service Properties Trust, 8.63%, due 11/15/2031	31,603 (a)
Starwood Property Trust, Inc.
15,000	5.88%, due 8/15/2029	15,045 (a)(h)
20,000	6.50%, due 7/1/2030	20,424 (a)
75,000	6.13%, due 6/1/2031	75,397 (a)
75,000	XHR LP, 6.63%, due 5/15/2030	76,731 (a)
714,319
Retail 0.4%
70,000	Advance Auto Parts, Inc., 7.00%, due 8/1/2030	71,774 (a)
45,000	Asbury Automotive Group, Inc., 4.75%, due 3/1/2030	43,751
Bath & Body Works, Inc.
15,000	7.50%, due 6/15/2029	15,180
35,000	6.63%, due 10/1/2030	35,703 (a)
20,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	20,251 (a)
10,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	9,982 (a)
15,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	15,117 (a)
10,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, due 9/15/2032	10,002 (a)
QXO Building Products, Inc.
15,000	6.50%, due 7/15/2031	15,288 (a)
35,000	6.75%, due 4/30/2032	36,140 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Retail – cont'd
$10,000	Staples, Inc., 10.75%, due 9/1/2029	$9,539 (a)
282,727
Semiconductors 1.7%
Broadcom, Inc.
135,000	4.60%, due 7/15/2030	134,542
480,000	4.30%, due 1/15/2031	472,167
365,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	376,580 (a)
400,000	Intel Corp., 3.75%, due 8/5/2027	396,897
1,380,186
Software 0.2%
25,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	24,257 (a)
CoreWeave, Inc.
25,000	9.25%, due 6/1/2030	25,162 (a)
15,000	9.75%, due 10/1/2031	14,967 (a)
15,000	Fair Isaac Corp., 4.00%, due 6/15/2028	14,674 (a)
40,000	UKG, Inc., 6.88%, due 2/1/2031	38,859 (a)
117,919
Telecommunications 2.2%
55,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	55,198 (a)
790,000	AT&T, Inc., 4.70%, due 8/15/2030	790,097
45,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	45,577 (a)
30,000	Cipher Compute LLC, 7.13%, due 11/15/2030	31,186 (a)
35,000	Core Scientific Finance I LLC, 7.75%, due 5/15/2031	35,492 (a)
15,000	ELK Grove Village Property LLC, 7.50%, due 6/15/2031	15,101 (a)
15,000	Fibercop SpA, 6.38%, due 11/15/2033	15,009 (a)
40,000	Iliad Holding SAS, 8.50%, due 4/15/2031	42,377 (a)
80,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	80,179 (a)
285,000	Orange SA, 4.00%, due 1/13/2029	281,161 (a)
60,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	59,913 (a)
40,000	Stingray Compute LLC, 6.00%, due 6/15/2031	40,079 (a)
60,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	59,135 (a)
20,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	19,842 (a)
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	68,546 (a)
25,000	WULF Compute LLC, 7.75%, due 10/15/2030	26,259 (a)
30,000	Yondr JK 1 LLC, 6.88%, due 6/30/2031	30,075 (a)(h)
11,803	Zayo Group Holdings, Inc., 5.75% Cash/0.50% PIK, , due 3/9/2030	11,788 (a)(e)
1,707,014
Transportation 0.1%
15,000	PODS LLC, 8.75%, due 5/15/2031	14,656 (a)
30,000	XPO, Inc., 7.13%, due 2/1/2032	31,112 (a)
45,768
Trucking & Leasing 0.1%
40,000	FTAI Aviation Investors LLC, 7.88%, due 12/1/2030	41,794 (a)
Total Corporate Bonds (Cost $28,594,227)		28,704,903

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Loan Assignments(c) 2.2%
Construction Materials 0.2%
$197,000	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 5.89%, due 4/14/2031	$196,754
Health Care Providers & Services 0.5%
197,500	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 11/8/2032	197,565
205,275	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.73%, due 9/27/2030	205,439
		403,004
Independent Power & Renewable Electricity Producers 0.2%
161,680	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.89%, due 2/26/2032	161,334
Insurance 0.5%
166,609	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 6/20/2030	166,336
196,993	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 9/29/2030	195,958
		362,294
Leisure Products 0.2%
197,000	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.89%, due 2/27/2032	196,671
Media 0.3%
197,500	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.89%, due 2/13/2032	197,212
Passenger Airlines 0.1%
57,915	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.93%, due 4/20/2028	57,815
Transportation Infrastructure 0.2%
197,000	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.14%, due 9/23/2031	197,087
Total Loan Assignments (Cost $1,771,625)		1,772,171

Municipal Notes 1.5%
Connecticut 1.5%
1,185,000	Taxable Municipal Funding Trust Revenue, (LOC: Barclays Bank PLC), Series 2026-BTMFT, 4.05%, due 6/29/2027 (Cost $1,185,000)	1,185,000 (a)(i)
Number of Shares
Short-Term Investments 3.8%
Investment Companies 3.8%
2,991,749	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(j) (Cost $2,991,749)	2,991,749
Total Investments 98.6% (Cost $78,975,141)		78,093,635
Other Assets Less Liabilities 1.4%		1,088,204 (k)
Net Assets 100.0%		$79,181,839

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At June 30, 2026, these securities amounted to $41,459,246, which represents 52.4% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
June 30, 2026.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2026 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	When-issued security. Total value of all such securities at June 30, 2026 amounted to $60,066, which represents 0.1% of net assets of the Fund.
(i)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at June 30, 2026.

(j)	Represents 7-day effective yield as of June 30, 2026.
(k)	Includes the impact of the Fund’s open positions in derivatives at June 30, 2026.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$64,623,450	81.6%
Cayman Islands	6,083,357	7.7%
France	1,302,428	1.6%
United Kingdom	867,957	1.1%
Ireland	712,719	0.9%
Canada	637,309	0.8%
Japan	525,881	0.7%
Luxembourg	88,011	0.1%
Netherlands	73,963	0.1%
Australia	46,580	0.1%
Republic of Cameroon	45,759	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	94,472	0.0%
Short-Term Investments and Other Assets—Net	4,079,953	5.2%
	$79,181,839	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At June 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	235	U.S. Treasury Note, 2 Year	$48,441,211	$(62,381)
Total Long Positions			$48,441,211	$(62,381)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	9	U.S. Treasury Long Bond	$(1,021,500)	$(27,421)
9/2026	13	U.S. Treasury Note, 10 Year	(1,428,578)	(13,224)
9/2026	104	U.S. Treasury Note, 5 Year	(11,132,875)	(41,198)
9/2026	13	U.S. Treasury Note, Ultra 10 Year	(1,462,094)	(22,221)
Total Short Positions			$(15,045,047)	$(104,064)
Total Futures				$(166,445)
At June 30, 2026, the Fund had $527,008 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended June 30, 2026, the average notional value for the months where the Fund had futures outstanding was $51,053,397 for long positions and $(13,575,905) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$28,067,887	$—	$28,067,887
Asset-Backed Securities#	—	15,371,925	—	15,371,925
Corporate Bonds#	—	28,704,903	—	28,704,903
Loan Assignments#	—	1,772,171	—	1,772,171
Municipal Notes	—	1,185,000	—	1,185,000
Short-Term Investments	—	2,991,749	—	2,991,749
Total Investments	$—	$78,093,635	$—	$78,093,635

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2026	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2026
Investments in Securities:
Loan Assignments(1)	$198	$—	$—	$—	$—	$—	$—	$(198)	$—	$—
Total	$198	$—	$—	$—	$—	$—	$—	$(198)	$—	$—
(1) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of June 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(166,445)	$—	$—	$(166,445)
Total	$(166,445)	$—	$—	$(166,445)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio
June 30, 2026
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$78,093,635
Cash	15,045
Cash collateral segregated for futures contracts (Note A)	527,008
Interest receivable	598,439
Receivable for securities sold	3,896
Receivable for Fund shares sold	316,045
Prepaid expenses and other assets	2,068
Total Assets	79,556,136
Liabilities
Payable to investment manager (Note B)	10,973
Payable for securities purchased	55,727
Payable for Fund shares redeemed	7,800
Payable for accumulated variation margin on futures contracts (Note A)	166,445
Payable to administrator (Note B)	25,819
Payable to trustees	15,381
Payable for audit fees	25,630
Payable for legal fees	50,529
Other accrued expenses and payables	15,993
Total Liabilities	374,297
Net Assets	$79,181,839
Net Assets consist of:
Paid-in capital	$110,619,499
Total distributable earnings/(losses)	(31,437,660)
Net Assets	$79,181,839
Shares Outstanding ($.001 par value; unlimited shares authorized)	8,116,839
Net Asset Value, offering and redemption price per share
Class I	$9.76
*Cost of Investments:
(a) Unaffiliated issuers	$78,975,141

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio
For the Six Months Ended June 30, 2026
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$2,057,802
Expenses:
Investment management fees (Note B)	66,313
Administration fees (Note B)	156,030
Shareholder servicing agent fees	2,395
Audit fees	25,630
Custodian and accounting fees	33,266
Insurance	1,190
Legal fees	42,835
Trustees' fees and expenses	30,811
Interest	83
Miscellaneous and other fees	5,230
Total expenses	363,783
Net investment income/(loss)	$1,694,019
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	147,064
Expiration or closing of futures contracts	(249,283)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(718,926)
Futures contracts	(196,730)
Net gain/(loss) on investments	(1,017,875)
Net increase/(decrease) in net assets resulting from operations	$676,144

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2026 (Unaudited)	December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,694,019	$2,929,583
Net realized gain/(loss) on investments	(102,219)	(38,171)
Change in net unrealized appreciation/(depreciation) of investments	(915,656)	1,478,985
Net increase/(decrease) in net assets resulting from operations	676,144	4,370,397
Distributions to Shareholders From (Note A):
Distributable earnings	—	(4,173,919)
From Fund Share Transactions (Note D):
Proceeds from shares sold	5,695,459	12,332,231
Proceeds from reinvestment of dividends and distributions	—	4,173,919
Payments for shares redeemed	(6,492,922)	(16,538,265)
Net increase/(decrease) from Fund share transactions	(797,463)	(32,115)
Net Increase/(Decrease) in Net Assets	(121,319)	164,363
Net Assets:
Beginning of period	79,303,158	79,138,795
End of period	$79,181,839	$79,303,158

See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.

3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2026 was $79,008,317. The estimated gross unrealized appreciation was $396,834 and estimated gross unrealized depreciation was $1,508,246 resulting in net unrealized depreciation in value of investments of $1,111,412 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$4,173,919	$4,431,587	$—	$—	$4,173,919	$4,431,587

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$3,860,112	$—	$(195,756)	$(35,778,160)	$—	$(32,113,804)
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2025, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$31,681,704	$4,096,456
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

The Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Derivative instruments: Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at June 30, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended June 30, 2026, the Fund used futures for economic hedging purposes, including as a maturity or duration management device.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.

At June 30, 2026, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$—	Receivable/Payable for accumulated variation margin on futures contracts	$(166,445)
The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2026, was as follows:

	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$(249,283)	$(196,730)

(a)	Net realized gain/(loss) on derivatives is located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts

13
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2026, the Fund did not participate in securities lending.
14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

15
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund’s CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Class I shares of the Fund pays NBIA monthly, an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Class I shares of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2026, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2026, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025	2026
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Class I	0.95%	12/31/29	$—	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
Neuberger Berman BD LLC is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
Note C—Securities Transactions:
During the six months ended June 30, 2026 there were purchase and sale transactions of long-term securities (excluding futures) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities
$6,120,112	$20,834,175	$1,616,542	$24,452,921
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2026, and for the year ended December 31, 2025, was as follows:

	For the Six Months Ended June 30, 2026				For the Year Ended December 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	585,750	—	(668,247)	(82,497)	1,253,796	435,236	(1,678,546)	10,486

Note E—Line of Credit:
At June 30, 2026, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2026. During the six months ended June 30, 2026, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.67	$9.66	$9.64	$9.54	$10.48	$10.68
Income/(Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.21	0.36	0.44	0.39	0.33	0.26
Net Gains or (Losses) on Securities (both realized and unrealized)	(0.12)	0.19	0.14	0.16	(0.88)	(0.18)
Total From Investment Operations	0.09	0.55	0.58	0.55	(0.55)	0.08
Less Distributions From:
Net Investment Income	—	(0.54)	(0.56)	(0.45)	(0.39)	(0.28)
Net Asset Value, End of Period	$9.76	$9.67	$9.66	$9.64	$9.54	$10.48
Total Return[b,c]	0.93%[d]	5.71%	6.10%	5.90%	(5.19)%	0.74%
Supplemental Data/Ratios
Net Assets, End of Period (in millions)	$79.2	$79.3	$79.1	$81.7	$85.0	$111.5
Ratio of Gross Expenses to Average Net Assets[e]	0.93%[f]	0.93%	0.92%	0.85%	0.84%	0.80%
Ratio of Net Expenses to Average Net Assets	0.93%[f]	0.93%	0.92%	0.85%	0.84%	0.80%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.34%[f]	3.72%	4.48%	4.05%	3.29%	2.47%
Portfolio Turnover Rate	35%[d]	62%	75%	53%	55%	91%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c	The class action proceeds received in 2025, 2024, 2023, and 2021 had no impact on the Fund’s total returns for the years ended December 31, 2025, 2024, 2023, and 2021, respectively.
d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
Management did not reimburse or waive fees during the fiscal periods shown.

f	Annualized.

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
No board consideration of the management agreement to disclose for the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger berman ADVISERS MANAGEMENT TRUST

By:  /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 19, 2026

By:  /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 19, 2026